CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]	Exchange Shares [Member]
Balance at Dec. 31, 2016		$ 5,000,001		$ 4,934,449	$ 63,943		$ 229		$ 1,380
Balance (in shares) at Dec. 31, 2016							2,290,398		13,800,000
Net income (loss)		3,860,175		0	3,860,175		$ 0		$ 0
Ordinary shares no longer subject to possible redemption, Amount		(3,860,171)		(3,860,132)	0		$ (39)		$ 0
Ordinary shares no longer subject to possible redemption, Shares							(386,017)		0
Balance (Predecessor [Member]) at Dec. 31, 2017		(15,902,000)
Balance at Dec. 31, 2017		5,000,005		1,074,317	3,924,118		$ 190		$ 1,380
Balance (in shares) at Dec. 31, 2017							1,904,381		13,800,000
Net income (loss) | Predecessor [Member]		(1,664,000)
Share-based compensation | Predecessor [Member]		43,000
Shareholders'/Members' equity activity | Predecessor [Member]		(459,000)
Balance (Predecessor [Member]) at Mar. 31, 2018		(17,982,000)
Balance (Predecessor [Member]) at Dec. 31, 2017		(15,902,000)
Balance at Dec. 31, 2017		5,000,005		1,074,317	3,924,118		$ 190		$ 1,380
Balance (in shares) at Dec. 31, 2017							1,904,381		13,800,000
Net income (loss)		1,796,917		0	1,796,917		$ 0		$ 0
Ordinary shares no longer subject to possible redemption, Amount	[1]	(17,866,912)		(17,144,317)	(722,495)		$ (100)		$ 0
Ordinary shares no longer subject to possible redemption, Shares	[1]						(1,005,397)		0
Reduction in deferred underwriting fees		16,070,000		16,070,000	0		$ 0		$ 0
Balance (Predecessor [Member]) at Dec. 31, 2018		(37,142,000)
Balance at Dec. 31, 2018		5,000,010	$ 0	0	4,998,540	$ 0	$ 90	$ 1,000	$ 1,380	$ 0
Balance (in shares) at Dec. 31, 2018			0			898,984	898,984	13,568,821	13,800,000	0
Net income (loss) | Predecessor [Member]		(1,713,000)
Share-based compensation | Predecessor [Member]		61,000
Exercise of stock options | Predecessor [Member]		13,000
Shareholders'/Members' equity activity | Predecessor [Member]		5,629,000
Balance (Predecessor [Member]) at Feb. 18, 2019		(33,152,000)
Balance (Predecessor [Member]) at Dec. 31, 2018		(37,142,000)
Balance at Dec. 31, 2018		5,000,010	$ 0	0	4,998,540	$ 0	$ 90	$ 1,000	$ 1,380	$ 0
Balance (in shares) at Dec. 31, 2018			0			898,984	898,984	13,568,821	13,800,000	0
Net income (loss)		(40,052,000)	$ 0	0	(40,052,000)	$ 0		$ 0		$ 0
Ordinary shares no longer subject to possible redemption, Amount		88,913,000	$ 0	88,912,000	0	$ 1,000		$ 0		$ 0
Ordinary shares no longer subject to possible redemption, Shares			0			9,216,438		0		0
Exchange of shares in GTY Merger, Amount		0	$ 4,000	0	0	$ (3,000)		$ (1,000)		$ 0
Exchange of shares in GTY Merger, Shares			36,547,341			(22,978,520)		(13,568,821)		0
Private placement of Class A shares, net of costs, Amount		125,258,000	$ 0	125,256,000	0	$ 2,000		$ 0		$ 0
Private placement of Class A shares, net of costs, Shares			0			12,863,098		0		0
Class A shares issued for acquisitions, Amount		119,731,000	$ 1,000	119,730,000	0	$ 0		$ 0		$ 0
Class A shares issued for acquisitions, Shares			11,973,154			0		0		0
Shares convertible into Class A shares issued for acquisitions, Amount		47,617,000	$ 0	0	0	$ 0		$ 0		$ 47,617,000
Shares convertible into Class A shares issued for acquisitions, Shares			0			0		0		5,761,741
Share-based compensation		551,000	$ 0	551,000	0	$ 0		$ 0		$ 0
Common stock redeemed, Amount		(1,000,000)	$ 0	(1,000,000)	0	$ 0		$ 0		$ 0
Common stock redeemed, Shares			(100,000)			0		0		0
Balance at Mar. 31, 2019		346,018,000	$ 5,000	333,449,000	(35,053,000)	$ 0		$ 0		$ 47,617,000
Balance (in shares) at Mar. 31, 2019			48,420,495			0		0		5,761,741
Balance (Predecessor [Member]) at Feb. 18, 2019		(33,152,000)
Net income (loss)		(40,052,000)
Balance at Mar. 31, 2019		$ 346,018,000	$ 5,000	$ 333,449,000	$ (35,053,000)	$ 0		$ 0		$ 47,617,000
Balance (in shares) at Mar. 31, 2019			48,420,495			0		0		5,761,741

[1]	Includes the effect of the redemption of Class A ordinary shares on October 30, 2018, sharesholders holding 34,011,538 shares exercised their right to convert such shares into a pro rata portion of the Trust Account (see Note 1).